Stock-based compensation - Restricted share unit plan (Details) - Restricted share units (RSUs) - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant	2 years
Award vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	0	290,790
Vested (in shares)		(290,790)
Ending balance (in shares)		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Award units settled during the period		CAD 723
Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,123,975	774,156
Granted/issued (in shares)	355,292	501,523
Vested (in shares)	(259,860)	(87,580)
Forfeited (in shares)	(29,474)	(64,124)
Ending balance (in shares)	1,189,933	1,123,975
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning of period (CAD per unit)	CAD 4.20	CAD 4.45
Granted/Issued, Weighted average exercise price (CAD per unit)	6.02	3.78
Vested, Weighted average exercise price (CAD per unit)	6.24	3.51
Forfeited, Weighted average exercise price (CAD per unit)	4.00	3.50
Outstanding, end of period (CAD per unit)	CAD 4.22	CAD 4.20
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements	CAD 2,199	CAD 1,945
Period for award recognition	1 year 3 months 18 days	1 year 7 months 1 day